Interest in Other Entities	12 Months Ended
Dec. 31, 2021
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 3 - INTEREST IN OTHER ENTITIES:

A.	Investments in subsidiaries:

1.	Additional information about subsidiaries held by the Company:

General information

		Ownership rights held by non-controlling interest
	Main place of the business	%
December 31, 2021
Jeffs’ Brands Ltd.	Israel	49.97%
Eventer Ltd.	Israel	52.31%
Charging Robotics Ltd.	Israel	-
GERD IP Inc	USA	10%

December 31, 2020
Eventer Ltd.	Israel	41.3%
ScoutCam Inc.	Israel	40%

2.	Summarized financial information of subsidiaries:

ScoutCam Inc.

Summarized statements of financial position:

	December 31, 2021	December 31, 2020
	USD in thousands
Current assets	20,212	4,029
Non-current assets	3,334	1,866
Current liabilities	1,309	772
Non-current liabilities	2,621	1,159
Equity	19,616	3,964

Summarized statement of comprehensive income:

	Nine months ended December 31, 2021 (*)	Three months ended March 31, 2021 (*)	Year ended December 31, 2020	Year ended December 31, 2019
	USD in thousands
Revenue	363	24	491	309
Net Loss for the period	(7,381)	(1,606)	(4,667)	(11,927)

(*) ScoutCam was deconsolidated on March 31, 2021, and is accounted for as a material equity investee beginning on April 1, 2021 (refer to note 3C).

Summarized statement of cash flows:

	Three months ended March 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	USD in thousands

Cash flow used in operating activities	(774)	(4,187)	(1,799)
Cash flow used in investing activities	(117)	(276)	(55)
Cash flow from financing activities	10,281	4,506	5,104
Net increase in cash and cash equivalents	9,378	43	3,250

Eventer Ltd.

Summarized statement of financial position:

	December 31, 2021	December 31, 2020
	USD in thousands (*)

Current assets	3,469	1,335
Non-current assets	1,521	5
Current liabilities	4,282	1,078
Equity	708	262

(*)	translated at the closing rate at the date of each statement of financial position.

Summarized statement of comprehensive income:

	Year ended December 31, 2021	October 15, 2020 - December 31, 2020
	USD in thousands (**)
Revenue	1,185	40
Net loss for the period	(2,612)	(490)

Summarized statement of cash flows:

	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands (**)
Cash flow used in operating activities	407	(347)
Cash flow used in investing activities	(370)	52
Cash flow from financing activities	703	1,032
Net increase in cash and cash equivalents	740	737

(**)	translated at average exchange rates for each period.

Jeffs’ Brands Ltd.

Summarized statement of financial position:

December 31, 2021
USD in thousands
Current assets	2,022
Non-current assets	5,390
Current liabilities	2,211
Non-current liabilities	3,948
Equity	1,253

Summarized statement of comprehensive income:

Year ended December 31, 2021
USD in thousands

Revenue	6,509
Net Profit (Loss) for the period	(1,540)

Summarized statement of cash flows:

Year ended December 31, 2021
USD in thousands

Cash flow used in operating activities	(863)
Cash flow used in investing activities	(4,730)
Cash flow from financing activities	5,695
Net increase in cash and cash equivalents	102

3.	Information related to Non-controlling interest:

Balance of Non-controlling interest:

	December 31, 2021	December 31, 2020
	USD in thousands

ScoutCam	-	3,055
Eventer	1,136	178
Jeffs’ Brands	965	-
Charging Robotics	91
Gerd IP	51	-
	2,243	3,233

Profit (loss) attributed to non-controlling interest:

	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands

ScoutCam	(892)	(2,323)
Eventer	(1,112)	(202)
Jeff Brands	(795)	-
Gerd IP	51	-
	(2,748)	(2,525)

4.	Consequences of changes in ownership rights:

ScoutCam

	Three months ended March 31, 2021	Year ended December 31, 2020
	USD in thousands
Change in capital attributed to the owner of ScoutCam as a result of:
Issuance shares and warrants	-	1,956
Loan conversion	-	(136)
Exercise of warrants	264	-
	264	1,820

Eventer

	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands
Change in capital attributed to the owner of Eventer as a result of:
Recognition of non-controlling interests upon consolidation	-	(370)
Issuance of shares	717	-
Currency translation	41	-
	758	(370)

Jeffs’ Brands

	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands
Change in capital attributed to the owner of Jeffs’ Brands as a result of:
Recognition of non-controlling interests upon consolidation	(1,156)	-
Non-cash consideration upon consolidation	(71)	-
Non-controlling interest share of intercompany financial expenses	126	-
Capital reserve - other loans (note 3E)	108	-
Capital reserve – intercompany loan (note 3E)	(421)	-
	(1,414)	-

5.	Information related to loss of control in subsidiary:

On March 22, 2021, ScoutCam Inc. undertook to issue to certain investors (the “Investors”) 22,222,223 units (the “Units”) in exchange for an aggregate purchase price of USD 20 million. As a result, the Company’s holdings were diluted and ScoutCam Inc. was deconsolidated. For additional information see note 3C.

6.	Additional information:

The Company consolidated Eventer Ltd., which its holding in voting right is less than 50%, because the Company has exclusive rights according to agreement regarding determination of a business plan and budget, to appoint or dismiss the CEO and determine his compensation package and declaration or payment of any dividend or distribution of cash, securities and other assets. Additionally, the Company has the power to appoint or remove half of the members of the board.

B.	Investment according to the equity method:

1.	This table summarize the total investment according to the equity method:

	December 31, 2021	December 31, 2020
	USD in thousands

ScoutCam (see note 3C)	10,735	-
Automax (formerly “Matomy”) (see note 3G)	-	547
Gix Internet (see note 3F)	4,867	1,013
Polyrizon (see note 3H)	447	103
Elbit imaging (see note 3J)	975	-
Fuel Doctor holdings Inc. (see note 3L)	-	-
Revoltz (see note 3I)	216	-
Total	17,240	1,663

2.	General information:

		Company rights in share capital and voting rights
	Main place of the business	%

December 31, 2021
Gix	Israel	34.58%
Automax	Israel	5.63%
Polyrizon	Israel	36.81%
ScoutCam	Israel	27.02%
Elbit Imaging	Israel	5.72%
Fuel Doctor	Israel	35.06%
Revoltz	Israel	19.9%

December 31, 2020
Gix	Israel	8.22%
Automax	Israel	24.92%
Polyrizon	Israel	19.9%
ScoutCam	Israel	60%

3.	Summarized financial information of material investments:

ScoutCam

See information in note 3C.

Gix internet

Summarized statement of financial position:

	December 31, 2021	December 31, 2020
	USD in thousands (*)

Current assets	23,145	11,515
Non-current assets	19,191	7,405
Current liabilities	26,832	8,748
Non-current liabilities	6,543	2,865
Equity	8,960	7,307
Equity attributable to Gix shareholders	4,130	2,994
Non-controlling interests	4,830	4,312

(*)	translated at the closing rate at the date of the statement of financial position

Summarized statement of comprehensive income:

	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands (**)

Revenue	44,827	38,155
Loss for the period	(1,510)	(3,153)
Other comprehensive loss	(396)	(652)
Total comprehensive loss	(1,905)	(1,095)

(**)	translated at average exchange rates for each period

Automax Ltd. (formerly known as Matomy Ltd.):

Summarized statement of financial position:

December 31, 2020
USD in thousands (*)

Current assets	7,641
Current liabilities	3,191
Non-current liabilities	59
Net assets	4,391

(*)	translated at the closing rate at the date of the statement of financial position

Summarized statement of comprehensive income:

March 24, 2020 - December 31, 2020
USD in thousands (**)

Operating loss	(1,122)
Net income	153

(**)	translated at average exchange rates for each period

4.	Fair value of investments in material affiliated companies for which there is a market price on the stock exchange:

	December 31, 2021		December 31, 2020
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
ScoutCam	10,735	15,397	-	-
Automax (formerly “Matomy”)	-	-	547	4,363
Gix Internet	4,867	5,854	1,013	927

C.	ScoutCam Inc.

On January 3, 2019, the Company established a wholly owned subsidiary in Israel under the name ScoutCam Ltd., or ScoutCam. ScoutCam was incorporated as part of a reorganization of the Company intended to distinguish the Company’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from the other operations of the Company and to enable the Company to form a separate business unit with dedicated resources focused on the promotion of such technology.

In addition, ScoutCam used the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

On September 16, 2019, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc., formerly known as Intellisense Solutions Inc., pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc., in exchange for consideration consisting of shares of ScoutCam Inc.’s common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”).

The Closing occurred on December 30, 2019 (the “Closing Date”). Pursuant to the Exchange Agreement, Intellisense issued to Medigus 1,792,328 shares of common stock. Upon such share issuance, ScoutCam became a wholly owned subsidiary of Intellisense. On December 31, 2019, Intellisense Solutions Inc. changed its name to ScoutCam Inc. Additionally, if ScoutCam achieves USD 33 million in sales in the aggregate within the first three years following December 30, 2019, the consummation date of the exchange agreement, ScoutCam will issue shares of Common Stock to the Company representing 10% of the issued and outstanding share capital as of December 30, 2019.

While ScoutCam Inc. was the legal acquirer, ScoutCam Ltd. was treated as the acquiring company for accounting purposes as the Exchange Agreement was accounted for as a reverse recapitalization conducted at ScoutCam Ltd.’s level. Accordingly, the accounting treatment is equivalent to the issuance of 1,194,885 shares by ScoutCam Ltd, for the net monetary assets of ScoutCam Inc. The net acquired assets of the ScoutCam Inc. as of the Closing Date was USD 3,040 thousand. There were no fair value adjustments necessary to perform as the carrying values of the net acquired assets approximated fair value. Further, given the nature of the operations of ScoutCam Inc. prior to the Closing Date, there were no intangible assets, including goodwill, recognized as a result of the Exchange Agreement.

The reverse recapitalization transaction conducted at ScoutCam Ltd.’s level was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest in which the Company consolidated ScoutCam Inc.’s net assets in consideration equal to the fair value of the shares ScoutCam Inc. had to issue to Medigus as part of the reverse recapitalization transaction. The fair value could not be determined based on ScoutCam Inc.’s stock market value as there is currently no trading market for ScoutCam Inc.’s common stock and there is no assurance that a regular trading market will ever develop. The Company concluded to determine the fair value based on a pre-money valuation attributed to ScoutCam Inc. as part of the Issuance of Units to External Investors as mentioned above. In accordance, an amount of USD 10,098 thousand was listed in the consolidated statements of loss and comprehensive loss as listing expenses in 2019. Furthermore, the Company recorded a capital reserve of USD 11,714 thousand resulting from the transaction with non-controlling interest.

Also, on the Closing Date, 379,257 units, each comprised of two shares of common stock, one Warrant A (as defined below) and two Warrants B (as defined below), were issued to investors by ScoutCam Inc. as part of the financing transaction that ScoutCam Inc. was obligated to secure prior to the Closing Date. The immediate gross proceeds from the issuance of the units amounted to approximately USD 3.3 million (the “Issuance of Units to External Investors”). Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 5.355 per share during the 12-month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 8.037 per share during the 18-month period following the allotment. The Company didn’t participate in this finance round.

In addition, Shrem Zilberman Group Ltd. (the “Consultant”) was entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than USD 2 million at the time of their expiration, the Consultant will be required to invest USD 250 thousand in ScoutCam Inc. As of December 31, 2021, holders of the foregoing warrants have exercised in excess of USD 2 million and, accordingly, the Consultant was not required to invest USD 250 thousands in ScoutCam Inc.

On March 3, 2020, ScoutCam issued in a private issuance a total of 108,862 units at a purchase price of USD 8.712 per unit. Each unit was comprised of two shares of common stock par value USD 0.001 per share, one Warrant A and two Warrants B. The March Warrants have the same characteristics as Warrants A and Warrants B, respectively, which were issued on December 30. The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 948 thousand. After deducting closing costs and fees, ScoutCam received proceeds of approximately USD 909 thousand, net of issuance expenses. The Company didn’t participate in this finance round.

On May 18, 2020, ScoutCam issued in a private issuance a total of 229,568 units at a purchase price of USD 8.712 per unit. Each unit was comprised of two shares of common stock par value USD 0.001 per share, one Warrant A and two Warrants B with the same period and exercise price as the warrants issued on December 30, 2019. The immediate gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting closing costs and fees, ScoutCam received proceeds of approximately USD 1.9 million, net of issuance expenses. The Company didn’t participate in this finance round.

On June 23, 2020, the Company and ScoutCam entered into a Conversion Side Letter, pursuant to which the Company converted USD 381 thousand worth of outstanding credit previously extended to ScoutCam, including interest, into (a) 87,497 shares of ScoutCam common stock, (b) warrants to purchase 43,749 shares of ScoutCam common stock at an exercise price of USD 5.355, and (c) warrants to purchase 87,497 shares of ScoutCam common stock at an exercise price of USD 8.037.

On January 20, 2021, ScoutCam Inc.’s board of directors approved an increase of the authorized share capital of ScoutCam Inc., by an additional 25,000,000 shares of its common stock par value USD 0.001 per share, such that the authorized share capital of ScoutCam Inc. following such increase shall consist of 33,333,333 shares of common stock.

On March 22, 2021, ScoutCam Inc. undertook to issue to certain investors (the “Investors”) 2,469,136 units (the “Units”) in exchange for an aggregate purchase price of USD 20 million. Each Unit consists of (i) one share of ScoutCam Inc.’s common stock, and (ii) one warrant to purchase one share of ScoutCam Inc. common stock with an exercise price of USD 10.35 per share (the “Warrant” and the “Exercise Price”). Each Warrant is exercisable until the close of business on March 31, 2026. Pursuant to the terms of the March 2021 Warrant, following April 1, 2024, if the closing price of ScoutCam’s common stock equals or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, ScoutCam may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.

As the Company did not participate in the March 2021 funding, its interest in ScoutCam Inc. reduced to 28.06%, which resulted in loss of control in ScoutCam as of April 2021. Accordingly, ScoutCam was deconsolidated as of such date and accounted for using the equity method, with the purchase price being the fair value of ScoutCam’s shares held by ScoutCam as of such date. As a result of deconsolidation of ScoutCam and initial recognition of the investment in shares of ScoutCam at fair value, the Company recorded a gain of USD 11,465 in the consolidated statement of income/loss and other comprehensive income/loss. Additionally, the Company recognized its holdings in ScoutCam’s warrants as financial asset through profit and loss and recorded an additional gain of USD 97 thousand (see note 4).

On August 9, 2021, ScoutCam amended its Articles of Incorporation to effect a 9 to 1 reverse stock split of ScoutCam’s outstanding Common Stock. As a result of the reverse stock split, every 9 shares of ScoutCam’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged. All share and stock option information related to ScoutCam, have been adjusted to reflect the stock split on a retroactive basis.

During February and June 2021, the Company exercised 37,349 and 43,749 Warrants A, respectively, for a total exercise price of USD 234 thousand. In addition, 185,271 Warrants B were exercised by others.

During November 2021, 192,220 Warrants A were exercised.

During 2021, 878,462 Warrants B were forfeited.

As of December 31, 2021, all Warrants A were exercised and 459,137 Warrants B still remained to exercise until May 18, 2022.

As of December 31, 2021, the Company owns approximately 27.02% of the outstanding common stock of ScoutCam.

Purchase price allocation upon deconsolidation and initial measurement under the equity method:

March 31, 2021
USD in thousands

Fair value of investment	11,843
Total consideration	11,843
ScoutCam’s Equity as of March 31, 2021	22,338
Adjustments to Equity	(5,445)
Equity As adjusted	16,893
Groups share in %	28.06%
4,740

Excess cost to allocate:	7,103

Technology	1,672
Deferred tax liability	(385)
Total intangible assets identified	1,287

Excess purchase price to allocate to goodwill	5,816

Activity in investment account:

April 1, 2021 - December 31, 2021
USD in thousands

Investment as of April 1, 2021	11,843
Group share in losses	(2,044)
Excess cost Amortization-technology	(96)
Share based compensation	540
Exercise of warrants by the Group	234
Group share in exercise warrants by others	218
Group share in forfeited options	32
Additional investment allocated to goodwill	8
Investment as of December 31, 2021	10,735

Reconciliation to carrying amounts:

December 31, 2021
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2021	19,615
Adjustments to Equity	(4,883)
Equity As adjusted as of December 31, 2021	14,732
Groups share in %	27.02%
Group share	3,981
Balance of excess cost:
Technology, net of deferred tax	1,146
Goodwill	5,608
Balance as of December 31, 2021	10,735

D.	Eventer

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer, a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested USD 750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. The Milestone will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand (“Initial Advance”), and the loan was valued at USD 204 thousand. According to the loan agreement, the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company approval. The Company extended the Initial Advance on account of its commitment to lend up to USD 1,250 thousand. Advances extended under the Loan Agreement may be repaid and borrowed, in part or in full, from time to time. The Initial Advance should be repaid in twenty-four equal monthly installments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.

Additionally, on October 14, 2020, the Company entered the Exchange Agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the Exchange Agreement and ending fifty-four (54) months following the date of the Exchange Agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The number of ordinary shares of the Company to which Eventer’s shareholders would be entitled pursuant to an exchange will be calculated by dividing the fair market value of each Eventer’s ordinary share, as mutually determined by The Company and the shareholders, by the average closing price of an ordinary share of the Company on the principal market on which its ordinary shares or ADSs are traded during the sixty days prior to the exchange date rounded down to the nearest whole number. The Company board of directors may defer exchange’s implementation in the event it determines in good faith that doing so would be materially detrimental to the Company and its shareholders. In addition, the exchange may not be affected for so long as USD 600 thousand or greater remains outstanding under the Loan Agreement, or if an event of default under the Loan Agreement has occurred. The Company treated the Exchange Agreement at the date of the business combination from accounting perspective as recognition of non-controlling interests, in addition to the recognition of a liability in respect of a derivative (exchange options) which will be measured at fair value at each cut-off date and will be revalued. The changes in the fair value at each cut-off date will be recorded as a financial income/expense. The Company concluded that the fair value of this derivative is immaterial, as this is an exchange of Eventer shares held by the other party a fixed number in consideration for a variable number of the Company’s shares whose total value is equal to the value of the Eventer shares exchanged.

On March 25, 2021, Eventer completed a finance round of an approximately USD 2,250 thousand (approximately NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s outstanding shares after consummation of the investment. As part of the investment agreement, Keshet Holdings LP (“Keshet”), one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further provided the investment proceeds to be paid by Keshet are to be netted by the USD 1,250 thousand to be paid as consideration of the above-mentioned advertising services. Accordingly, the net amount Eventer raised in finance round amounted to USD 1,000 thousand, with advertising services recorded as prepaid expense in the amount of USD 1,250 thousand. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022. Consequently, the Company holds approximately 47.69% of Eventer issued and outstanding share capital. The transaction was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest.

During November 2021, the Company and Eventer agreed that the Initial Advance loan will be repaid the earlier of (i) Six months following the Maturity Date of the Initial Advance; or (ii) immediately following an initial public offering of Eventer. The Company concluded the change in terms does not constitute a material modification of the loan. Accordingly, the loan’s carrying value was retained and no profit or loss outcome was recorded as a result of the change in terms.

On November 2021, the Company loaned an amount of USD 250 thousands to Eventer which shall be repaid 6 months starting the loan received by Eventer. The loan will bear 4% interest per year.

Agreement with Screenz Cross Media Ltd.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company indirectly controlled and managed by Eli Uzan who serves as Eventer ’s President) (hereafter “Screenz”). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services, and in exchange will pay Screenz an amount of USD 1,500 thousand (approximately NIS 4,280 thousand) over a period of eight months, as well as 8% from the revenues earned from using the broadcasting system in the field of virtual conferences.

On December 30, 2021, the Board of Directors approved an amendment to the agreement between Eventer and Screenz effective September 30, 2021 (the “Effective Date”). As per the amendment, instead of USD 1,500, Eventer will pay in exchange for the license an aggregate amount of USD 1,800 thousand, and the repayment term is to be extended to a period of three years, in monthly installments of approximately USD 50 each. Eventer evaluated the change in the terms of the commitment in accordance with IFRS 9 and concluded that the change was material. As of the Effective Date Eventer’s debt to Screenz was USD 1,300 thousand. The fair value of the debt as of September 30, 2021, was valued at USD 1,415 thousands. The difference between the carrying value of the payable balance immediately prior to the effective date and the fair value of the debt amounted to USD 115 thousands and recorded as finance loss.

As of December 31, 2021, the balance of the Eventer’s debt to Screenz for the license is a total of USD 1,217 thousand. For additional information see note15b4.

Deferred offering costs

During 2021 Eventer recorded USD 470 thousands as deferred offering costs.

Share based compensation grants

On March 30, 2021, Eventer’s Board of Directors approved a contractual agreement with Eventer’s CEO. The date of the commencement of the agreement is January 1, 2021. The CEO will be entitled to a salary of NIS 33 thousand. In addition, Eventer granted the CEO 29,944 options to purchase one share at an exercise price of 0.001 NIS per share. The options shall vest over a period of three years commencing from the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model using the following inputs: (a) risk-free interest rate– 0.15%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 10 years.

The value of this grant was estimated at approximately NIS 1,668 thousand. For the year ended December 31, 2021, approximately NIS 1,123 thousand were recognized and recorded as expenses.

On March 30, 2021, Eventer’s Board of Directors approved a contractual agreement with Round Robin Ltd. which one of the founding partners of Eventer. The date of the commencement of the agreement is January 1, 2021. Under the agreement, Round Robin Ltd. will provide Eventer with 12 monthly hours of technological consulting, and in exchange, Eventer will grant Round Robin Ltd. 29,944 options to purchase one share at exercise price of 0.001 NIS per share. The options shall vest over a period of three years commencing the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.15%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 10 years.

The value of this grant was estimated at approximately NIS 1,668 thousand. For the year ended December 31, 2021, approximately NIS 1,123 thousand were recognized and recorded as expenses.

On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Roee Grinblat as Eventer’s Chief Business Manager. According to the agreement, the engagement between the Eventer and Mr. Greenblatt commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand. In addition to the professional fee, Eventer will grant a quantity of shares that will constitute approximately 2% of Eventer’s issued and outstanding capital immediately after the public offering is completed as options grant. The options shale vest over a period of three years commencing the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The exercise price of 50% of the options will be equal to the public offering and 50% will equal the share price of the capital raising round that preceded the public offering price. The fair value of the options as at the grant date was estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate– 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years.

The value of this grant was estimated at approximately NIS 277 thousand. As of the date of the report approximately NIS 186 thousand were recognized and recorded as expenses.

On February 4, 2021, the Eventer’s Board of Directors approved a contractual agreement with Mr. Liron Carmel as the Chairman of the Board of Directors of Eventer. According to the agreement, the engagement between Eventer and Mr. Carmel commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand. In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares that will constitute approximately 2% of the Eventer’s issued and outstanding ordinary shares immediately after the public offering is completed as options grant. The options shall vest over a period of three years, commencing the engagement date. The exercise price of 50% of the options granted will be equal the public offering price, and 50% will equal the share price of the capital raising round that preceded the public offering price. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years.

The value of this grant was estimated at approximately NIS 277 thousand. As of the date of the report approximately NIS 186 thousand were recognized and recorded as expenses.

On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Eli Uzan as Eventer’s President and Director. According to the agreement, the engagement between Eventer and Mr. Uzan commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand. In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares that will constitute approximately 2% of Eventer issued and outstanding ordinary shares immediately after the public offering is completed as options grant. The options shall vest over a period of three years commencing the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal the share price of the capital raising round that preceded the public offering. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years.

The fair value of this grant was estimated at approximately NIS 219 thousand. For the year ended December 31, 2021, approximately NIS 147 thousand were recognized and recorded as expenses.

Eventer price allocation summary:

15 October, 2020
USD in thousands

Cash consideration invested in Eventer	750
Fair value of earn-out	69
Difference between fair value and par value of loan extended to Eventer	46
Total consideration	865

Less:
Value acquired:
Fair value of net tangible assets acquired	1,090
Non-controlling interest	(521)
Total acquired	569

Goodwill	296

E.	Jeffs’ Brands Ltd.:

On October 8, 2020, the Company entered into the Pro and Purex SPA. Pro and Purex (as defined in note 1) both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon Online Marketplace. Pursuant to the Pro and Purex SPA, the Company acquired 50.01% of Pro’s and 50.03% of Purex’ issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company’s ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the former stockholders, and issue up to USD 500 thousand worth of ADSs to the former stockholders of such companies subject to EBITDA milestones. On July 2021, and Following EBITDA results the Company issued USD 71 thousand worth of ADSs.

In addition, the companies’ former shareholders are entitled to additional milestone issuances of up to an aggregate USD 750 thousand in ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions contemplated in the definitive agreements closed on January 4, 2021. Also, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’ stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such acquisition financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’ stockholders. Subsequently, according to the terms of the Pro and Purex SPA, The Company entered into a loan and pledge agreement, effective January 5, 2021, with its majority owned subsidiaries Pro and Purex.

Pursuant to this loan and pledge agreement, the Company extended a USD 250 thousand loan, with an annual interest of 4%, to be repaid on the second anniversary of the effective date.

Loans extended subsequent to the business combination consummation date:

On February 2, 2021, the Company entered into a loan and pledge agreement (the “Pro Loan and Pledge Agreement”) with Pro and Pro’s other shareholder, to finance Pro’s additional purchases of three new brands on the Amazon Online Marketplace. Pursuant to the Pro Loan and Pledge Agreement, the Company and Pro’s other shareholder extended a USD 3.76 million and a USD 940 thousand loans, respectively, with an annual compound interest of 4%, to be repaid on February 2, 2026.

The Company concluded the stated interest is materially lower than its market price. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as deemed contribution by the Company to Jeffs’ Brands. Similarly, the difference between the fair value and face value of the loan attributable to the non-controlling interest was recorded as deemed contribution by the non-controlling interest to Jeffs’ Brands.

The loans are subsequently measured at amortized cost.

On May 10, 2021, the Company entered into a stock exchange and plan of restructuring agreement with Victor Hacmon, the other shareholder of Pro and Purex, and Jeff’s’ Brands, a newly incorporated entity, Pursuant to which, among other things, the Company and Victor Hacmon transferred all holdings in Pro and Purex to Jeff’s’ Brands, in return for a consideration of Jeffs’ Brands ordinary shares issued respectively. As a result, Pro and Purex became wholly owned subsidiaries of Jeffs’ Brands. The share exchange transaction was accounted in a manner similar to Pooling-of-Interests (“As Pooling”), such that the carrying values of the assets and liabilities of Pro and Purex were retained through the transaction. To date, the Company invested approximately USD 5.4 million in Jeffs’ Brands and holds 50.03% of its shares.

On July 23, 2021, the Company granted Mr. Victor Hacmon, the CEO of Jeffs’ Brands, 32,967 ADSs at fair value of USD 60,000 as a special bonus for his achievements in the six months period ended June 30, 2021. The grant was recorded as an expense in the Consolidated statements of income/loss and other comprehensive income/loss.

Short term loans:

	December 31, 2021	December 31, 2020
	USD in thousands

Amazon Loans	101	-
Related parties	111	-
Third parties loans	715	-
	927	-

Amazon Loans

On April 8, 2021, Pro entered into a Loan Agreement with Amazon.com. Pursuant to such loan agreement, Pro received from Amazon.com an aggregate amount of USD 78 thousands. The loan matures within 12 months and bears an annual interest at a rate of 10.99% per year. In order to secure the loan, Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon.com. On September 2021, the loan was fully repaid.

On September 22, 2021, Pro entered into a Loan Agreement with Amazon.com. Pursuant to the loan agreement, Pro received from Amazon.com an aggregate amount of USD153 thousands, of which USD14 thousands of such amount offset from the received amount on the account of repayment of previous Amazon loan balance. The loan matures within 9 months and bears an annual interest at a rate of 9.99% per year. In order to secure the loan, Pro pledged its financial balances on its Amazon account on Amazon.com and its inventories held in Amazon’s warehouses, in favor of Amazon.

Third parties’ loans

July 1, 2021, loan:

On July 1, 2021, Pro entered into a loan agreement (hereafter - “loan”) with a third party (hereafter – “lender”). The loan bears annual interest rate of 10% and was payable on March 31, 2023, and may be paid in NIS or USD at Jeffs’ Brands’ discretion. Pro was entitled to extend the loan by an additional sixty days, with additional interest of 1% per month. In addition, pursuant to the loan agreement, in the event of an IPO of Jeffs’ Brands, the lender will be entitled to Ordinary Shares of Jeffs’ Brands at an aggregate value of USD 125 thousand, with a conversion price based on the IPO price per share. On July 6, 2021, the loan principal of USD 375 thousand was received.

Jeffs’ Brands determined that the right to issue a variable number of shares represents a liability recorded at FVTPL in accordance with IAS 32. The proceeds from the lender were first allocated to the liability to issue a variable number of shares based on its fair value at the date of issuance, with a corresponding discount recorded on the third-party loan.

The fair value of the option liability as of the commencement date was USD 31 thousands. The Group recorded USD 37.5 thousands in connection to the revaluation of the liability during 2021. See note 4.

On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.

July 5, 2021, loan:

On July 5, 2021, Pro entered into a loan agreement (hereafter - “loan”) with a third party (hereafter – “lender”). The loan bears annual interest rate of 10% and was payable on March 31, 2023, and may be paid in NIS or USD at Jeffs’ Brands’ discretion. Pro was entitled to extend the loan by an additional sixty days, with additional interest of 1% per month. In addition, pursuant to the loan agreement, in the event of an IPO of Jeffs’ Brands, the lender will be entitled to Ordinary Shares of Jeffs’ Brands at an aggregate value of USD 125 thousand, with a conversion price based on the IPO price per share. On July 9, 2021, the loan principal of USD 375 thousand was received.

Jeffs’ Brands determined that the right to issue a variable number of shares represents a liability recorded at FVTPL in accordance with IAS 32. The proceeds from the lender were first allocated to the liability to issue a variable number of shares based on its fair value at the date of issuance, with a corresponding discount recorded on the third-party loan.

The fair value of the option liability as of the commencement date was USD 31 thousands. The Group recorded USD 37.5 thousands in connection to the revaluation of the liability during 2021. See note 4.

On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.

Deferred offering costs

During 2021 Jeffs’ Brands recorded USD 366 thousands as deferred offering costs.

Related parties’ loans

For more information on related parties’ transactions see note 15.b.4.

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed. In addition, the following table summarizes the allocation of the purchase price as of the acquisition date:

January 4, 2021
USD in thousands

Cash consideration invested in Jeffs’ Brands	1,650
Non- cash consideration invested in Jeffs’ Brands	71
Total consideration	1,721
Less:
Fair value of net assets acquired	2,314
Non-controlling interest	(1,156)
Total acquired	1,158

Goodwill	563

F.	Gix Internet Ltd:

On June 19, 2019, the Company signed an agreement with Gix Internet and its then wholly-owned subsidiary Gix Media, for an investment of approximately USD 5 million in Gix Group (the “Investment Agreement”). The investment was subject to certain pre-conditions, which were met on September 3, 2019 (“Closing Date”). As part of the investment:

a.	Medigus received 2,168,675 ordinary shares of Gix Internet (Gix shares). The interests of this holdings was treated as equity investment.

b.	Medigus received 729,508 ordinary shares of Gix Media. The interests of this holdings was treated as fair value. See also note 4.

c.	Medigus received 2,898,183 warrants to purchase 2,898,183 Gix Internet shares at an exercise price of NIS 5.25 per share (“Gix Warrants”), expected term of 3 years following the issuance date. The warrants are measured at fair value profit and loss using Black-Scholes model. See also note 4.

d.	Medigus’ investment in Gix Internet and Gix Media was based on a projection that Gix Media’s net profit for 2019 will be at least NIS 15 million otherwise, Medigus would be issued additional ordinary shares of Gix, which issuance would be adjusted pursuant to Gix Media’s actual net profit for 2019, thereby compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). On September 24, 2020, Gix Internet announced, pursuant to discussions with the Company, that Gix Media issued 63,940 ordinary shares to the Company in consideration for waive of further claims against Gix Internet in connection to the conditions stated in this section. The Reverse earn out was measured at fair value through profit and loss, See also note 4.

e.	Medigus was also entitled, for a period of three years following the closing of the investment, to convert any and all of its Gix Media’s shares into Gix shares with a 20% discount over the average share price of Gix Internet on TASE within the 60 trading days preceding the conversion (“Conversion Right”). The Conversion Right is measured at fair value through Internet profit and loss using Black-Scholes model. Medigus exercised this right in two steps on March 31, 2021 and June 28, 2021. See also note 4.

f.	In the event, during the three year period following the closing of the investment, that Gix shall issue, or under take to issue ordinary shares with a price per share or exercise per share lower than NIS 4.15 (the “Reduced Per Share Purchase Price”), Gix Internet shall be allocated immediately with such amounts of additional ordinary shares (and the Gix Warrant shall be adjusted accordingly) equal to the difference of (x) the amount of ordinary shares actually received by the Company under the Investment Agreement, and (y) the amount which Medigus would have otherwise received should the Reduced Per Share Purchase Price was applied (“Anti-dilution”). The anti-dilution is measured at fair value profit and loss using Black-Scholes model. See also note 4.

In consideration of the Investment Agreement as described above the Company:

a.	Paid NIS 14,400 thousand in cash (approximately USD 4,057 thousands).

b.	Issued to Gix Internet 333,334 ADS representing 6,666,680 ordinary shares.

c.	Issued to Gix Internet 333,334 warrants to purchase 333,334 ADS representing 6,666,680 ordinary shares at an exercise price of USD 4 per warrant.

Pursuant to the agreement, on September 3, 2019, the Company acquired 8.45% of the issued shares of Gix Internet and 9.34% of the issued shares of Gix Media.

On September 24, 2020, Gix Internet announced, pursuant to discussions with the Company, that Gix Media issued 63,940 ordinary shares to the Company in consideration for waive further claims against Gix Internet in connection to the conditions stated in this section. See also note 4

As of December 31, 2020, the Company holdings in Gix Internet reduced to 8.22% as employees of Gix Internet exercised options into shares.

On March 31, 2021, the Company exercised part of its right to convert Gix Media’s shares to Gix Internet shares and was issued 5,903,718 ordinary shares of Gix Internet such that following the conversion, the Company owns24.99% of Gix Internet.

The increase in 16.77% was accounted for as additional purchase, using the “step by step” method, with the purchase price being the fair value of Gix Media shares and the fair value to the conversion option as of the conversion option exercise date.

Purchase price allocation summary following an exercise of 60% of the Conversion Right on March 31, 2021:

March 31, 2021
USD in thousands

Purchase price	2,586
Adjusted Company’s Equity	(665)
Excess to Allocation	1,921
Excess purchase price to allocate to customer relationship, net of deferred tax	602
Excess purchase price to allocate to technology, net of deferred tax	890
Goodwill	429
1,921

On June 28, 2021, the Company exercised all of its rights to convert Gix Media’s shares to Gix Internet shares and was issued 3,954,980 additional ordinary shares of Gix Internet such that following the conversion, the Company owns 33.17% of Gix Internet.

The increase in additional 8.18% was accounted for as additional purchase, using the “step by step” method, with the purchase price being the fair value of Gix Media shares and the fair value to the conversion option as of the conversion option exercise date.

Purchase price allocation summary following an exercise of 40% of the Conversion Right on June 30, 2021:

June 30, 2021
USD in thousands

Purchase price	1,831
Adjusted Company’s Equity	(859)
Excess to Allocation	972
Excess purchase price to allocate to Customer relationship, net of deferred tax	286
Excess purchase price to allocate to technology, net of deferred tax	419
Goodwill	267
972

During October 2021 the Company purchased an additional share of GIX for USD 222 thousands, and the interests increased by 1.41%. The increase accounted for as additional purchase, using the “step by step” method.

On October 13, 2021, the Company entered into a loan agreement with Gix Internet. Pursuant to the loan agreement, Gix Internet received an aggregate amount of USD 1,240 thousand (NIS 4,000 thousand) from the Company. The loan bears interest at a rate equivalent to the minimal interest rate recognized and attributed by the Israel Tax Authority (3.26% in 2021). As such, the interest rate may be adjusted from time to time. The interest accrues from the date of the actual disbursement of the loan through the date of the repayment in full of the loan. The interest is calculated on the basis of the actual number of days elapsed in a year consisting of 365 days. The loan will be repaid in full, together with the accrued interest, in one (1) installment upon the earliest of: (i) the closing of a rights offering by the Gix for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022.

The Company concluded the stated interested is materially lower than its market price. The loan was initially measured at fair value in accordance with IFRS 9, Financial Instruments. Accordingly, the difference between the fair value and face value of the loan attributable to the Company was recorded as a capital reserve. The difference between the fair value and face value of the loan attributable to Gix Internet was recorded as deemed contribution by the Company to Gix Internet.

Purchase price allocation summary following a purchase of shares on October 1, 2021:

October 1, 2021
USD in thousands

Purchase Price	222
Adjusted Company’s Equity	58
Excess to Allocation	164
Excess purchase price to allocate to Customer relationship, net of deferred tax	48
Excess purchase price to allocate to technology, net of deferred tax	69
Goodwill	47
164

Reconciliation to carrying amounts:

December 31, 2021
USD in thousands

Equity attributable to Gix shareholders’ as of December 31, 2021	4,129
Adjustments to Equity	(566)
Equity As adjusted as of December 31, 2021	3,563
Groups share in %	34.58%
Group share	1,232
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,551
Goodwill	1,084
Balance as of December 31, 2021	4,867

The activity in the investment account:

Year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	1,013
Group share in losses	(298)
Group share in other comprehensive loss	(227)
Excess cost amortization	(525)
Exercise of the Conversion Right on March 31, 2021	2,586
Exercise of the Conversion Right on June 30, 2021	1,831
Additional purchase on October 1, 2021	222
USD/NIS translation adjustments	265
Balance as of December 31, 2021	4,867

Reconciliation to carrying amount:

December 31, 2020
USD in thousands

Equity attributable to Gix shareholders’ as of December 31, 2020	2,994
Adjustments to Equity	(429)
Equity As adjusted as of December 31, 2020	2,565
Groups share in %	8.22%
Group share	211
Balance of excess cost:
Technology and customers relationship, net of deferred tax	514
Goodwill	288
Balance as of December 31, 2020	1,013

The activity in the investment account:

Year ended December 31, 2020
USD in thousands
Balance as of January 01, 2020	1,149
Group share in income	39
Group share in other comprehensive loss	(36)
Excess cost amortization	(219)
USD/NIS translation adjustments	80
Balance as of December 31, 2020	1,013

Reconciliation to carrying amounts:

As of December 31, 2019
USD in thousands

Equity attributable to Gix Internet shareholders’ as of Closing Date	3,061
Loss attributable to Gix Internet shareholders’ for the period between Closing Date through December 31,2019	(3,070)
Other comprehensive loss attributable to Gix shareholders’ for the period between Closing Date through December 31,2019	(527)
Increase in capital reverse	2,924
Equity attributable to Gix Internet shareholders’ as of December 31, 2019	2,388
Groups share in %	8.22%
Group share	196
Fair value adjustments	953
Balance as of December 31, 2019	1,149

G.	Automax Ltd. (formerly known as Matomy Ltd.):

Matomy Media Group Ltd. (“Matomy”) together with its subsidiaries offered and provided a portfolio of proprietary programmatic data-driven platforms focusing on two core activities of domain monetization and mobile digital advertising to advertisers, advertising agencies, apps developers and domain owners, primarily in the United States and Europe. In the period spanning from mid-2017 through December 2019, Matomy ceased all of its activities.

On February 18, 2020, the Company purchased 2,284,865 shares of Matomy, which represents 2.32% of its issued and outstanding share capital. On March 24, 2020, the Company completed an additional purchase of 22,326,246 shares of Matomy, raising the Company’s aggregate holdings in Matomy to 24.92% of Matomy’s issued and outstanding share capital. Consequently, the Company gained significant influence over this investment and the investment was reclassified from a financial asset at fair value through profit or loss to an associate accounted for using the equity method.

Upon completion of acquisition of the investment in Matomy, the difference between the cost of the investment and the Company’s share of the net fair value of the assets and liabilities of Matomy amounted to USD 546 thousands. The difference was recorded in the consolidated statements of profit or loss and comprehensive loss as amortization of the excess purchase price of an associate.

On September 29, 2020, Matomy announced that it had entered into a memorandum of understanding with Global Automax Ltd. (“Automax”), an Israeli private company that imports various leading car brands to Israel and Automax’ shareholders, for a proposed merger in which the shareholders of Automax would exchange 100% of their shares in Automax for shares of Matomy (the “Merger”). On November 9, 2020, Matomy signed a binding agreement for the Merger, and on March 24, 2021 the preconditions under the merger agreement were met to complete the Merger. Following the closing of the Merger, Automax shareholders held approximately 53% of the outstanding share capital of Matomy and potentially up to a maximum of 73%, due to additional share issuances which are subject to achievement of certain revenue and profit milestones by Matomy, or if the value of the Matomy’s shares reach specific values after the Merger.

Following the Company’s decision from October 2020 to sell up to 50% from her interest in Matomy in the near future, half of this investment was classified as of December 31, 2020 as an assets available for sale and half of the investment treated as equity method.

On January 19, 2021 and March 9, 2021, the Company sold 2,300,000 and 11,000,000 shares of Matomy, respectively. Subsequently, following such sales and the merger of Matomy with Automax, which is now traded on TASE (AMX.TA), the Company’s aggregate holdings in Automax decreased to 4.73% of its issued and outstanding share capital. Therefore, the investment since March 9, 2021 was treated as fair value through profit and loss. see also note 4. The total gained recognized through profit and loss related to these sales sum up to USD 2,025 thousand.

During August and October 2021 the Company purchased additional shares in the amount of USD 280 thousand and the interest in Automax increased to 5.63%.

The activity in the investment account of Automax during the year ended December 31, 2021 was as follows:

December 31, 2021
USD in thousands
Investment as of January 1, 2021 Equity method	546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553
Additional purchase	279
Securities revaluation	(269)
Currency translation	113
End of the period in Fair value	1,676

Reconciliation to carrying amounts:

March 24, 2020 - December 31, 2020
USD in thousands
Fair value as of March 24, 2020	137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	38
Balance as of December 31, 2020	1,093
Classified to held for sale	(547)
Equity investment as of December 31, 2020	546

H.	Polyrizon – Protective Biological Gels

Polyrizon Ltd. (“Polyrizon”) is a private company engaged in developing biological gels designed to protect patients against biological threats and reduce the intrusion of allergens and viruses through the upper airways and eye cavities.

In July 2020, the Company entered into an ordinary share purchase agreement with Polyrizon, pursuant to which the Company purchased 19.9% of Polyrizon’s issued and outstanding share capital on a fully diluted basis for aggregate gross proceeds of USD 104 thousand. Polyrizon did not have a significant operation in the period before the purchase. The Company concluded the concentration test per IFRS 3 was met, and accordingly the transaction was accounted for as an asset acquisition. As part of the agreement, the Company was granted with an option (the “Original Option”) to invest an additional amount of up to USD 1 million in consideration for 3,107,223 shares of Polyrizon. The Original Option is exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least USD 500 thousand based on a pre-money valuation of at least USD 10 million. The acquisition was accounted for by the equity method.

The Original Option is measured at fair value through profit and loss and was calculated using the Black & Scholes option price model. As of December 31, 2020, the total value of the options was USD 36 thousand. On December 15, 2021, the Company and Polyrizon entered into an addendum to the purchase agreement pursuant to which, the investor was granted a new option (the “Alternative Option”) to invest an amount of USD 2 million at a price per share equal to 125% the price per share at the IPO. The new option is only exercisable subject to the successful completion of an IPO and for a period of 3 years thereafter, subsequently, the original option will be terminated and become null and void. If an IPO will not occur till June 30, 2022, the Company will be entitled to exercise the original option. The Original Option and the Alternative Option was calculated based on management’s expectations for the IPO scenario. As of December 31, 2021, the total value of the options was USD 516 thousand. See also note 4.

In addition, the Company entered into an exclusive reseller agreement with Polyrizon. As part of the reseller agreement, the Company received an exclusive global license to promote, market, and resell the Polyrizon products, focusing on a unique biogel to protect from the COVID-19 virus. The term of the license is for four years, commencing upon receipt of sufficient FDA approvals for the lawful marketing and sale of the products globally. The Company also has the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products. As of December 31, 2021, Polyrizon’s products have not received the requisite FDA approvals, and therefore manufacturing and commercialization efforts have not yet commenced.

On March 9, 2021, Polyrizon entered into a securities purchase agreement with certain investors and shareholders (the “March 2021 SPA”) pursuant to which Polyrizon issued 7,688,712 ordinary shares in exchange for gross proceeds of USD 250 thousand. The Company invested USD 120.5 thousand. After this investment the Company held approximately 35.68% of Polyrizon shares.

Additionally, as part of the March 2021 SPA, Polyrizon issued 589,466 ordinary shares to the Polyrizon’s chief executive officer. Polyrizon recorded a share-based compensation expense of USD 19 in the Statements of Comprehensive Loss for the year ended December 31, 2021 in respect of the grant.

On August 25, 2021, Polyrizon entered into a securities purchase agreement with certain investors and shareholders pursuant to which Polyrizon will issue up to 14,696,340 Ordinary shares for gross proceeds of up to USD 800 thousands. Polyrizon received approximately USD 780 thousands and issued 14,328,396 Ordinary shares. The Company invested an amount of USD 297 thousands on August 25, 2021. As of December 31, 2021 the Company holds 37.03% on Polyrizon shares.

The activity in the investment account of Polyrizon during the year ended December 31, 2021 was as follows:

For the year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	103
Group share in losses	(50)
Excess cost amortization	(24)
Additional purchase on March 9, 2021	297
Additional purchase on August 25, 2021	121
Balance as of December 31, 2021	447

I.	Charging Robotics Ltd:

On January 7, 2021, the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest USD 150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd. (hereinafter – “Charging Robotics”), incorporated on February 1, 2021, which will focus on the Company new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15 shares, which represents 15% of Charging Robotics’ fully diluted share capital as of its incorporation date, at an exercise price of USD 150 thousand. The option was fully vested on July 30, 2021. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.85%; (b) expected dividend – 0%; (c) expected volatility – 85%; (d) forecasted life –4.44 years. For the year ended December 31, 2021, approximately USD 91 thousand were recognized and recorded as expenses.

During 2021 the Company invested additional amount of USD 423 thousands.

On February 19, 2021, the Company entered into the Venture Agreement, with Mr. Amir Zaid and Mr. Weijian Zhou (the founders of Emuze Ltd., a privately held company that designs and develops electric mobility micro vehicles), and Charging Robotics (the “Venture Agreement”), under which the Company formed a venture, under the name Revoltz, to develop and commercialize three modular electric vehicle (“EV”) micro mobility vehicles for urban individual use and “last mile” cargo delivery.

Under the terms of the Venture Agreement, the Company invested an initial amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz Ltd. (“Revoltz”), representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of December 31, 2021, the milestones were not achieved, therefore no additional investments occurred. The investment in Revoltz was accounted for using the equity method.

In addition, within twelve (12) months following the completion of the second tranche (but in any event not later than December 31, 2022), the Company shall be entitled to invest an additional amount of USD 700 thousand in consideration for Revoltz’s ordinary shares which will result in the Company holding 50.1% of Revoltz’s issued and outstanding share capital. As of December 31, 2021, the second tranche did not occur.

The venture’s intended focus is to develop unique EVs that have the ability to last a full working day within a single charge suitable for heavy-duty and rigid operations and provide tailored mission-specific designs as well as Hop on -Hop off modes, off-road versions along with a low cost of operation.

On June 17, 2021, Charging Robotics signed a definitive distribution agreement with Automax (the “Distribution Agreement”). The Distribution Agreement is for an exclusive distribution of Charging Robotics’ wireless robotic charging pad in Israel and Greece for a period of five years, with an extension option for an additional five years. Automax will market the wireless robotic charging pad for electric vehicles, once fully developed by Charging Robotics, and will be responsible for obtaining all the necessary licenses, permits and approvals for the import, marketing and distribution of such product.

As part of the Distribution Agreement, Automax will pay Charging Robotics a one-time payment of USD 50 thousand for its appointment as an exclusive distributor in Israel and Greece. The payment has not been made yet and the transaction was not closed. Additionally, upon closing of the transaction, Automax will have a five-year option to purchase up to 5% of Charging Robotics’ ordinary shares at a USD 30 million pre-money valuation on a fully diluted basis, upon completion of Charging Robotics’ first financing round. Furthermore, Automax will have an additional option, for five years, to purchase ordinary shares of up to 5% of the amount of shares that Charging Robotic will issue in any subsequent round, following the first financing round, at a price per share to be determined in any such round. As of December 31, 2021, Charging Robotics did not complete any finance round.

J.	Elbit Imaging Ltd.:

During June 2021 the Company purchased 5.12% of the outstanding shares of Elbit Imaging Ltd in total amount of USD 1.06 million.

Elbit Imaging Ltd. was incorporated in Israel. Elbit Imaging Ltd shares are listed for trading on the Stock Exchange Securities in Tel Aviv and until March 2019 were also listed in the United States (Nasdaq). Following a re-arrange plan approved in 2014 Elbit Imaging Ltd mainly repaid debt by sale of assets and continued streamlining and cost reduction measures as much as possible and currently even exploring options for reinvestment and / or Mergers.

Elbit Imaging Ltd. operates in the following principal fields of business: (i) medical industries through indirect holdings in Insightec Ltd. and Gamida Cell Ltd.; and (ii) land plots in India which are designated for sale (and which were initially designated for residential projects).

On June 30, 2021 the Company submitted a request to convene a special meeting to replace some of the directors in Elbit Imaging Ltd. The meeting took place on August 4, 2021 and the Company appointed 3 directors out of the 8 directors in Elbit Imaging Ltd. Therefore, since that date, the Company concluded to have a significant influence in Elbit Imaging Ltd. and the investment was accounted for as an equity investment.

During July 2021, the Company invested additional amount of USD 134 Thousands and the holdings increased to 5.72%.

On October 12, 2021, the Company’s Board of Directors approved to sell all the Company’s interests in Elbit Imaging Ltd. Following one year of the meeting decision.

The activity in the investment account:

Year ended December 31, 2021
USD in thousands
Purchase of shares during June and July 2021	1,200
Revaluation – profit and Loss till August 4, 2021	(72)
Reclassification of investment to equity	1,128
Group share in losses	(83)
Impairment	(104)
USD/NIS translation adjustments	34
Balance as of December 31, 2021	975

K.	SciSparc Ltd.

SciSparc Ltd. (“SciSparc”) is an Israeli company, whereby listed its American Depository Shares on the OTCQB until December 7, 2021, after which SciSparc uplisted to Nasdaq.

Buffalo Investments Ltd. (“Buffalo”), an Israeli private company, owned 150,000 options to purchase 150,000 shares of SciSparc at an exercise price of USD 5.02 per share. On December 7, 2021, the Company entered into an option purchase agreement with Buffalo (the “Buffalo Agreement”) for the purchase of the 150,000 options of in consideration for USD 0.72 per option/warrant. The Company paid USD 72 thousand in this transaction. Additionally, the Company obligated to immediately exercise all such options into shares and the Company paid USD 753 thousands in this transaction. According to the Buffalo Agreement, Buffalo undertook to purchase 85% of the shares back from the Company within 3 months following the Buffalo Agreement (the “Purchase Period”) in consideration for USD 6.05 per share. On April 27, 2022, the Buffalo Agreement was amended such that the Company extended the Purchase Period until June 7, 2021.

The Company treated the investment as follow:

1.	The 15% shares of SciSparc are measured at fair value through profit and loss.

2.	The 85% shares of SciSparc - accounted as a short term forward contract such that the difference between the quoted price and the sale price will be recognized as a provision and the difference between the total cost paid by the Company (USD 5.5 per share) and the price in the forward transaction (USD 6.05 per share) will be recognized as financing income.

The following table provides the activity in the investment:

December 7, 2021 – December 31, 2021
USD in thousands
Cash investment	825
Revaluation – capital gain	16
Revaluation – Finance income	70
Revaluation – Forward contract	23
Provision- Forward contract	(23)
Investment as of December 31, 2021	911

On December 26 2021 the Company’s Board of Directors approved to sell all the interests in SciSparc Ltd. Following one year of the meeting decision, therefore the investment was classified as short-term investment. See also note 4.

L.	Fuel Doctor Holdings Inc.

On December 21, 2021, the Company purchased 90,000,000 shares of Fuel Doctor Holdings Inc. (“Fuel Doctor”), which represent 35.06% of the issued and outstanding shares of Fuel Doctor for a total consideration of USD 262.5 thousands (the “Fuel Doctor Investment”). The Company gained a significant influence over Fuel Doctor and aforementioned investment was accounted for using the equity method.

As of the purchase date Fuel Doctor has minimal liabilities (USD 5 thousand) and has no assets and a negative equity. Since the Fuel Doctor Investment is not considered a business acquisition under the IFRS-3R, from an accounting point of view the transaction should be presented as a consideration paid less Fuel Doctor equity. Because the equity is negative as of the purchase date it will be only the consideration paid. The transaction was recognized during 2021 as an expense in the consolidated statements of income/loss and other comprehensive income/loss under the item of amortization of the excess cost of an associate.

M.	Safee Cyber Technologies Ltd.

On October 13, 2021, the Company entered into a share purchase agreement with Safee Cyber Technologies Ltd., or Safee, a technology company focused on non-fungible tokens (NFTs), pursuant to which the Company invested USD 400,000 in exchange for approximately 2.35% of Safee’s shares capital on a fully diluted basis. The investment was treated at fair value through profit and loss.

N.	GERD IP Inc.

On May 11, 2021 Gerd IP signed a Confidential Settlement Agreement to resolve a lawsuit, concerning alleged infringement of its intellectual property, filed by GERD IP in July 2020 with the United States District Court for the District of Delaware against a US medical device company.

The claim for alleged intellectual property infringement referred to two patents issued by the United States Patent and Trademark Office, owned by GERD IP.

During 2021 Gerd IP received USD 1 million compensation related to this settlement agreement, and after reduction of legal cost the net amount received summed up to USD 494 thousands.